Share based compensation - Valuation (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Options granted	1,147	1,048	2,665
Expected volatility, minimum	47.30%	46.48%	47.00%
Expected volatility, maximum	50.09%	52.64%	55.00%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	1.75%	1.03%	0.62%
Risk-free interest rate, maximum	4.07%	1.61%	1.77%
Expected term (in years)	10 years	10 years	10 years
Maximum
Share-based Compensation
Expected multiples	2.8	2.8	2.8
Fair value of underlying ordinary share (USD)	$ 3.64	$ 12.90	$ 16.13
Minimum
Share-based Compensation
Expected multiples	2.2	2.2	2.2
Fair value of underlying ordinary share (USD)	$ 0.68	$ 4.15	$ 12.98